Income tax	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income tax
29 Income tax
Income tax payables and receivables are comprised of the following:

	As of December 31,
In thousands of USD	2022	2023
Income Tax Prepayments	1,792	2,000
Total Income tax receivables	1,792	2,000
Income Tax Payables	301	547
Provision for Income Tax	12,685	12,880
Total Income tax payables	12,986	13,427
The reconciliation of tax expense and the effective tax rate was as follows:

	For the year ended December 31,
In thousands of USD	2021	2022	2023
Loss before Income tax from continuing operations	(207,126)	(206,162)	(98,600)
Loss before Income tax from discontinued operations	(19,337)	(25,128)	(4,917)
Loss before income tax	(226,463)	(231,290)	(103,517)
Statutory tax rate(1)	24.02%	19.25%	27.98%
Expected income tax benefit	54,406	44,512	28,963

Tax effects of:
Sundry permanent differences	970	(1,141)	(2,547)
Effect of functional to local reporting currency in Germany	(338)	(4,948)	(3,040)
Equity Transaction costs	1,878	18	8
Share based payments	(7,520)	(1,734)	(1,506)
Tax Expenses	(1,605)	(1,438)	19
Bad debt expense	(439)	(1,180)	(1,841)
Management fees	(6,167)	(4,367)	(4,268)
Interest expense	(1,324)	(777)	(567)

Unrecognized deferred tax asset arising from timing differences relating to:
FX unrealized gain/loss	(1,575)	863	(1,407)
Share based payments	(443)	277	85
Tax Expenses	277	192	3,328
Sundry temporary differences	(308)	(101)	1,079

Minimum tax	(395)	(637)	(665)
Deferred tax not recognized (mainly tax losses carried forward)	(38,707)	(31,573)	(20,885)
Deferred tax: relating to origination and reversal of temporary differences and tax losses	848	(4,946)	2,583

Income tax expense	(442)	(6,979)	(661)
Effective tax rate	0.20%	3.02%	0.64%
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(1)The Statutory tax rate consists of an average tax rate weighted in proportion to accounting profit/(loss) in each geographical territory.
Income tax expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2021	2022	2023
Current tax (expense) / income	(1,102)	(2,033)	(3,244)
Deferred tax (expense) / income	660	(4,946)	2,583
Total Income tax (expense) / income	(442)	(6,979)	(661)
Tax losses available for offsetting against future taxable profits were as follows:

				As of December 31,
				2021	2022	2023
In thousands of USD Country	Duration	Rate		Accumulated tax loss [gross]	Accumulated tax loss [gross]	Accumulated tax loss [gross]
Germany **	Indefinite	30.2%	*	(37,933)	(27,142)	(36,125)
Morocco	4 years	31.0%		(29,580)	(37,863)	(29,780)
Egypt	5 years	22.5%		(151,823)	(100,454)	(62,390)
Nigeria	Indefinite	30.0%		(269,961)	(252,909)	(137,013)
South Africa	Indefinite	28.0%		(49,591)	(53,251)	(56,532)
Kenya	10 Years	30.0%		(87,785)	(86,933)	(74,817)
Ivory Coast	5 years	25.0%		(34,784)	(35,101)	(30,144)
Ghana	3 years	25.0%		(9,560)	(6,852)	(6,316)
Other	N/A	N/A		(67,864)	(81,040)	(71,163)
Total				(738,881)	(681,545)	(504,280)
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*	In Germany, the calculation of current tax is based on a combined tax rate of 30.2%, consisting of a corporate income tax rate of 15.8% and a trade tax rate of 14.4%.

**
Accumulated tax losses related to Trade Tax amount to USD 64,942 thousand as of December 31, 2023 (USD 53,474 thousand as of December 31, 2022 and USD 64,276 thousand as of December 31, 2021), not included in the table above.

Various tax rules may limit the use of the tax losses above.
No deferred tax asset has generally been recognized in respect of the tax losses as the latter may either be time barred at the time when they could have otherwise offset taxable profits, may be subject to limitations as to their use, or there is no tax opportunity or other evidence of recoverability within a short timeline. This general principle is subject to a few exceptions disclosed in Note 8. The previously unrecognized tax losses of prior periods used to reduce current tax expense amounts to USD 1,502 thousand.